                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


                             THE MILESTONE FUNDS
                       TREASURY OBLIGATIONS PORTFOLIO

                                   ADVISER
                     Milestone Capital Management, L.P.

                             ------------------
                             SEMI-ANNUAL REPORT
                                MAY 31, 1999

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Statement of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statements of Changes in Net Assets...............       8

Financial Highlights..............................       9

Notes to Financial Statements.....................      14

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
MAY 31, 1999

Dear Investors:

During the first half of the Fund's 1999 fiscal year, total assets increased 18% over the comparable 6-month period in 1998. Continuing stability in the Fund's asset base reflects our on-going partnership with both longstanding and new investors who used the Fund during this period to meet their cash management and liquidity needs. We want to thank all of our investors for your confidence and support as we look ahead to the second half of 1999.

Because institutional liquidity management is our exclusive business focus, integrating state-of-the-art technology solutions with the expertise and experience of our team of specialists will continue to be our highest priority. As we complete our fifth full year of operation, we are continually looking for new ways to employ our technological capabilities and professional resources to the benefit of our investors.

Y2K UPDATE--ANTICIPATING OPPORTUNITIES AND REMAINING VIGILANT ON BEHALF OF OUR INVESTORS

As we mentioned in our Annual Report last November, MILESTONE CAPITAL MANAGEMENT IS FULLY Y2K COMPLIANT, AND THE FUND'S SERVICE PROVIDERS ARE COMPLIANT IN ALL MISSION CRITICAL FUNCTIONS. We continue to closely monitor the continuing progress of all service providers and counterparties--developing and testing comprehensive plans to address a broad range of contingencies.

But this is just the beginning of Y2K preparedness for Milestone. Amid a myriad of views regarding the potential impact of Y2K on the markets, financial institutions, and investors' needs/preferences for liquidity at year end, our team is already working in partnership with investors and intermediaries to anticipate Y2K-related needs at the end of the year. Whether it is advice on Y2K contingency planning, evaluating year-end liquidity needs and alternative investment strategies, or assessing shifts in the money market supply/demand factors--we are prepared to be of service to our clients through the end of 1999 and into 2000 on these and all other related issues.

The Year 2000 promises to be a historic year of opportunities and new challenges. We, in turn, promise to serve the best interests of our investors by remaining committed to our conservative investment philosophy, our exclusive focus on liquidity management, and our dedication to client service.

/s/ JANET TIEBOUT HANSON                      /s/ MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS
MAY 31, 1999 (Unaudited)
($ in Thousands)
--------------------------------------------------------------------------------

                                                                                           VALUE
                             PRINCIPAL AMOUNT    INTEREST RATE    MATURITY DATE         (NOTE 1)
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 13.8%
U.S. TREASURY NOTES - 13.6%
                                     $ 10,000            6.00%          6/30/99         $ 10,004
                                       15,000           5.375%          1/31/00           15,033
                                       10,000           5.875%          2/15/00           10,062
                                       15,000            5.50%          2/29/00           15,055
                                       65,000            5.50%          3/31/00           65,310
                                      130,000           6.375%          5/15/00          131,695
                                       60,000            5.50%          5/31/00           60,303
                                                                                         307,462
U.S. TREASURY BILL - 0.2%
                                        5,000            3.82%         10/14/99            4,928

--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $312,390)                              312,390

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 86.4%

Barclays Capital Inc., dated 6/1/99, repurchase price $90,885 (U.S. Treasury Note: $90,965, 7.125%, 9/30/99;
market value $92,691)
                                       90,873            4.80%           6/1/99           90,873

Bear, Stearns & Co. Inc., dated 6/1/99, repurchase price $540,072 (U.S. Treasury Bills: $20,900,
8/12/99-8/26/99; U.S. Treasury Bonds: $8,123, 11.875%-12.375%, 11/15/03-5/15/04; U.S. Treasury Notes:
$259,554, 4.625%-7.875%, 9/30/99-5/15/05; U.S. Treasury Strips: $324,115, 8/15/99-2/15/06; aggregate market value $552,446)
                                      540,000            4.83%           6/1/99          540,000

Chase Securities Inc., dated 6/1/99, repurchase price $110,015 (U.S. Treasury Notes: $112,443, 4.00%-5.75%,
10/31/00-12/31/00; aggregate market value $112,201)
                                      110,000            4.80%           6/1/99          110,000

CIBC World Markets Corp., dated 6/1/99, repurchase price $100,013 (U.S. Treasury Notes: $99,354, 5.50%- 6.25%,
12/31/00-8/31/02; aggregate market value $102,003)
                                      100,000            4.80%           6/1/99          100,000

Credit Suisse First Boston Corp., dated 6/1/99, repurchase price $108,014 (U.S. Treasury Notes: $100,710,
7.50%-7.75%, 1/31/00-2/15/05; aggregate market value $110,635)
                                      108,000            4.80%           6/1/99          108,000

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF INVESTMENTS (CONT'D)
MAY 31, 1999 (Unaudited)
($ in Thousands)

REPURCHASE AGREEMENTS - 86.4% (CONT'D)

Deutsche Bank Securities Inc., dated 6/1/99, repurchase price $520,070 (U.S. Treasury Bill: $82,192, 4.71%,
11/4/99; U.S. Treasury Notes: $386,332, 12/31/99-8/31/00, 5.125%-5.875%; U.S. Treasury Bond: $49,087, 2/15/01,
11.75%; aggregate market value $530,400)
                                      520,000            4.83%           6/1/99          520,000

Greenwich Capital Markets, Inc., dated 6/1/99, repurchase price $108,014 (U.S. Treasury Bonds: $14,391,
10.75%-14.25%, 2/15/02-8/15/05; U.S. Treasury Notes: $90,356, 4.00%-8.875%, 6/30/99-2/15/06; aggregate market value $110,163)
                                      108,000            4.82%           6/1/99          108,000

Morgan Stanley & Co. Inc., dated 6/1/99, repurchase price $105,014 (U.S. Treasury Note: $105,655, 5.375%,
7/31/00, market value $107,631)
                                      105,000            4.81%           6/1/99          105,000

Nesbitt Burns Securities, Inc., dated 6/1/99, repurchase price $100,013 (U.S. Treasury Bills: $103,944,
9/23/99-11/26/99; aggregate market value $102,001)
                                      100,000            4.83%           6/1/99          100,000

Salomon Smith Barney Inc., dated 6/1/99, repurchase price $75,010 (U.S. Treasury Note: $77,500, 5.25%,
5/15/04; market value $76,508)
                                       75,000            4.81%           6/1/99           75,000

Warburg Dillon Read LLC, dated 6/1/99, repurchase price $100,013 (U.S. Treasury Bonds: $27,518,
10.75%-11.875%, 2/15/03-11/15/04; U.S. Treasury Notes: $66,271, 5.50%-8.50%, 8/31/99-2/15/06; aggregate market value $102,002)
                                      100,000            4.81%           6/1/99          100,000

--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $1,956,873)                                1,956,873

--------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $2,269,263) - 100.2%                                 2,269,263
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                           (4,332)

--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                   $2,264,931

--------------------------------------------------------------------------------

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (Unaudited)

ASSETS:
  Investments, at value and cost (note 1)                      $  312,390,070
  Repurchase agreements, at value and cost (note 1)             1,956,873,000
  Cash                                                                    774
  Interest receivable                                               4,597,496
  Deferred organization costs and prepaid expenses                    300,077
                                                               --------------
Total assets                                                    2,274,161,417

LIABILITIES:
  Dividends payable                                                 8,703,195
  Advisory fee payable                                                191,332
  Shareholder Service fee payable-Investor Shares                      56,847
  Shareholder Service fee payable-Institutional Shares                 62,951
  Shareholder Service fee payable-Service Shares                        5,953
  Shareholder Service fee payable-Premium Shares                       13,866
  Distribution fee payable-Service Shares                               1,297
  Distribution fee payable-Premium Shares                              11,339
  Accrued expenses                                                    183,315
                                                               --------------
Total liabilities                                                   9,230,095
                                                               --------------
NET ASSETS                                                     $2,264,931,322
                                                               --------------
                                                               --------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  252,444,092
  Institutional Shares                                          1,426,499,285
  Financial Shares                                                485,125,452
  Service Shares                                                   37,008,342
  Premium Shares                                                   63,854,151
                                                               --------------
NET ASSETS                                                     $2,264,931,322
                                                               --------------
                                                               --------------
SHARES OUTSTANDING
  Investor Shares                                                 252,443,550
                                                               --------------
                                                               --------------
  Institutional Shares                                          1,426,497,679
                                                               --------------
                                                               --------------
  Financial Shares                                                485,125,477
                                                               --------------
                                                               --------------
  Service Shares                                                   37,008,425
                                                               --------------
                                                               --------------
  Premium Shares                                                   63,854,138
                                                               --------------
                                                               --------------
NET ASSET VALUE PER SHARE                                               $1.00
                                                               --------------
                                                               --------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $2,264,931,322
                                                               --------------
                                                               --------------
NET ASSETS                                                     $2,264,931,322
                                                               --------------
                                                               --------------

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest                                                      $55,694,131
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                   1,140,926
  Administration fees                                                49,893
  Shareholder Service fees
     Investor Shares                                                394,096
     Institutional Shares                                           398,649
     Service Shares                                                  93,368
     Premium Shares                                                  93,771
  Distribution fees
     Service Shares                                                  20,519
     Premium Shares                                                  76,839
  Registration and filing fees                                      105,050
  Custodian fees and expenses                                        86,210
  Transfer agent fees and expenses                                   85,569
  Publication expenses and rating service fees                       39,164
  Accounting service fees                                            31,708
  Legal fees                                                         20,218
  Insurance expense                                                  13,834
  Cash management fees                                               36,650
  Amortization of organization costs                                 15,565
  Reports to shareholders                                            21,798
  Audit fees                                                         10,646
  Trustees' fees                                                      6,090
  Other expenses                                                      3,032
                                                              -------------
Net expenses                                                      2,743,595
                                                              -------------
NET INVESTMENT INCOME                                            52,950,536
NET REALIZED GAIN ON INVESTMENTS                                     24,674
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  52,975,210
                                                              -------------
                                                              -------------

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                      FOR THE SIX MONTHS
                                            ENDED             FOR THE YEAR
                                         MAY 31,1999             ENDED
                                         (UNAUDITED)        NOVEMBER 30, 1998
                                      ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                $     52,950,536      $   115,476,358
  Net realized gain on investments               24,674               13,517
                                       ----------------      ---------------
    Net increase in net assets
      resulting from operations              52,975,210          115,489,875
                                       ----------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income-Investor
    Shares                                   (7,070,661)         (15,266,103)
  Net investment income-Institutional
    Shares                                  (34,416,836)         (76,898,628)
  Net investment income-Financial
    Shares                                   (8,201,703)         (12,891,937)
  Net investment income-Service
    Shares                                   (1,655,257)          (6,109,949)
  Net investment income-Premium
    Shares                                   (1,606,079)          (4,309,741)
  Net realized gain on
    investments-Investor Shares                  (3,046)              (2,431)
  Net realized gain on
    investments-Institutional
    Shares                                      (14,171)              (7,083)
  Net realized gain on
    investments-Financial Shares                 (4,262)              (1,428)
  Net realized gain on
    investments-Service Shares                     (436)              (1,850)
  Net realized gain on
    investments-Premium Shares                     (706)                (725)
                                       ----------------      ---------------
  Total distributions to
    shareholders                            (52,973,157)        (115,489,875)
                                       ----------------      ---------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares-Investor Shares            872,793,209        1,943,037,601
  Sale of shares-Institutional
    Shares                                4,619,398,558       11,020,380,539
  Sale of shares-Financial Shares         1,201,829,250        1,099,712,000
  Sale of shares-Service Shares             131,642,352          288,570,874
  Sale of shares-Premium Shares              17,494,731          191,389,622
  Reinvested dividends-Investor
    shares                                    2,675,276            5,666,907
  Reinvested
    dividends-Institutional Shares           20,043,255           54,977,458
  Reinvested dividends-Financial
    Shares                                    2,906,157            5,026,423
  Reinvested dividends-Service
    Shares                                       38,666               37,555
  Reinvested dividends-Premium
    Shares                                           --                   --
  Cost of shares
    repurchased-Investor Shares          (1,044,112,777)      (1,912,845,866)
  Cost of shares
    repurchased-Institutional
    Shares                               (4,899,779,274)     (10,572,428,163)
  Cost of shares
    repurchased-Financial Shares         (1,034,165,958)        (880,647,883)
  Cost of shares
    repurchased-Service Shares             (204,665,261)        (420,683,543)
  Cost of shares
    repurchased-Premium Shares              (39,578,073)        (189,690,783)
                                       ----------------      ---------------
  Net increase (decrease) in net
    assets from shares of
    beneficial interest                    (353,479,889)         632,502,741
                                       ----------------      ---------------
    Total increase (decrease)              (353,477,836)         632,502,741
NET ASSETS:
  Beginning of period                     2,618,409,158        1,985,906,417
                                       ----------------      ---------------
  End of period                        $  2,264,931,322      $ 2,618,409,158
                                       ----------------      ---------------
                                       ----------------      ---------------

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            SHARES
                                          ---------------------------------------------------------------------------
                                                                                                          FOR THE
                                           FOR THE                                                        PERIOD
                                          SIX MONTHS                                                     DECEMBER 30,
                                            ENDED        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR      1994*
                                          MAY 31,          ENDED           ENDED           ENDED          THROUGH
                                            1999         NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                          (UNAUDITED)      1998            1997            1996            1995
                                          -----------    ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE FOR
  A SHARE OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                   $1.00          $1.00           $1.00           $1.00           $1.00
                                            -------         ------          ------          ------          ------
Net investment income                         0.022          0.051           0.051           0.050           0.051
Dividends from net
  investment income                          (0.022)        (0.051)         (0.051)         (0.050)         (0.051)
                                            -------         ------          ------          ------          ------
Ending net asset value per share              $1.00          $1.00           $1.00           $1.00           $1.00
                                            -------         ------          ------          ------          ------
                                            -------         ------          ------          ------          ------
TOTAL RETURN                                   4.52%(a)       5.23%           5.23%           5.11%           5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                  0.40%(a)       0.40%           0.41%           0.45%           0.38%(a)
  Net investment income                        4.48%(a)       5.08%           5.13%           4.99%           5.63%(a)

Net assets at the end of period
  (000's omitted)                             $252,444      $421,088        $385,229         $82,915         $82,273

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.01% and 0.14%, for each of the respective periods presented.

 *  Commencement of operations.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                         INSTITUTIONAL
                                                                            SHARES
                                          ---------------------------------------------------------------------------
                                                                                                          FOR THE
                                           FOR THE                                                        PERIOD
                                          SIX MONTHS                                                     JUNE 20,
                                            ENDED        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR      1995*
                                           MAY 31,         ENDED           ENDED           ENDED          THROUGH
                                             1999        NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                          (UNAUDITED)       1998            1997           1996            1995
                                          -----------    ------------    ------------    ------------    ------------
PER SHARE OPERATING PERFORMANCE FOR
  A SHARE OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                    $1.00          $1.00           $1.00          $1.00           $1.00
                                           ---------       --------        --------         ------          ------
Net investment income                          0.023          0.053           0.053          0.052           0.026
Dividends from net
  investment income                           (0.023)        (0.053)         (0.053)        (0.052)         (0.026)
                                           ---------       --------        --------         ------          ------
Ending net asset value per
  share                                        $1.00          $1.00           $1.00          $1.00           $1.00
                                           ---------       --------        --------         ------          ------
                                           ---------       --------        --------         ------          ------
TOTAL RETURN                                    4.73%(a)       5.45%           5.46%          5.37%           5.76%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses(b)                                   0.20%(a)       0.20%           0.20%          0.20%           0.20%(a)
  Net investment income                         4.68%(a)       5.30%           5.32%          5.21%           5.69%(a)

Net assets at the end of period
  (000's omitted)                            $1,426,498    $1,686,835      $1,183,905       $897,173        $229,159

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of less than 0.00%, 0.01%, 0.01%, 0.02% and 0.17%, for each of the respective periods presented.

 *  Commencement of operations.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                 FINANCIAL
                                                                                   SHARES
                                                        ------------------------------------------------------------
                                                        FOR THE SIX MONTHS                         FOR THE PERIOD
                                                            ENDED             FOR THE YEAR         MARCH 13, 1997*
                                                        MAY 31, 1999              ENDED              THROUGH
                                                         (UNAUDITED)          NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                        ------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR
  A SHARE OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value per share                             $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
Net investment income                                           0.024                 0.054               0.038

Dividends from net investment income                           (0.024)               (0.054)             (0.038)
                                                             --------             ---------             -------
Ending net asset value per share                                $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
                                                             --------             ---------             -------
TOTAL RETURN                                                     4.78%(a)              5.50%               5.52%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                       0.15%(a)              0.15%               0.14%(a)
  Net investment income                                          4.73%(a)              5.28%               5.45%(a)
Net assets at the end of period (000's omitted)                $485,125             $314,556              $90,465

(a) Annualized
 *  Commencement of investment operations.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                  SERVICE
                                                                                   SHARES
                                                        ------------------------------------------------------------
                                                        FOR THE SIX MONTHS                         FOR THE PERIOD
                                                            ENDED             FOR THE YEAR         MAY 2, 1997*
                                                        MAY 31, 1999              ENDED              THROUGH
                                                         (UNAUDITED)          NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                        ------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT THE PERIOD
Beginning net asset value per share                             $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
Net investment income                                           0.022                 0.051               0.030

Dividends from net investment income                           (0.022)               (0.051)             (0.030)
                                                             --------             ---------             -------
Ending net asset value per share                                $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
                                                             --------             ---------             -------
TOTAL RETURN                                                     4.47%(a)              5.19%               5.21%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                       0.45%(a)              0.45%               0.45%(a)
  Net investment income                                          4.43%(a)              5.07%               5.15%(a)
Net assets at the end of period (000's omitted)                 $37,008              $109,993            $242,068

(a) Annualized
 *  Commencement of investment operations.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                                  PREMIUM
                                                                                   SHARES
                                                        ------------------------------------------------------------
                                                        FOR THE SIX MONTHS                         FOR THE PERIOD
                                                            ENDED             FOR THE YEAR         MAY 20, 1997*
                                                        MAY 31, 1999              ENDED              THROUGH
                                                         (UNAUDITED)          NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                                        ------------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT THE PERIOD
Beginning net asset value per share                             $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
Net investment income                                           0.021                 0.049               0.027

Dividends from net investment income                           (0.021)               (0.049)             (0.027)
                                                             --------             ---------             -------
Ending net asset value per share                                $1.00                 $1.00               $1.00
                                                             --------             ---------             -------
                                                             --------             ---------             -------
TOTAL RETURN                                                     4.32%(a)              5.03%               5.06%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Expenses                                                       0.60%(a)              0.60%               0.60%(a)
  Net investment income                                          4.28%(a)              4.92%               5.01%(a)
Net assets at the end of period (000's omitted)                 $63,854               $85,937             $84,239

(a) Annualized
 *  Commencement of investment operations.

See notes to financial statements.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (Unaudited)

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares, Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 1999 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of the classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 1999 (Unaudited)

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.25%, 0.05%, 0.25% and 0.25% of the average daily net assets of the Investor Shares, Institutional Shares, Service Shares and Premium Shares, respectively. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust or Underwriter. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 1999 (Unaudited)

for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 1999, there were no unreimbursed expenses. For the six months ended
May 31, 1999, the Portfolio incurred 0.05% and 0.20% of these distribution expenses for the Service and the Premium Shares.

Countrywide Fund Services, Inc., formerly MGF Service Corp., acted as the Trust's transfer agent and dividend disbursing agent for the period December 1, 1998 through December 6, 1998. Effective December 7, 1998, Unified Fund Services, Inc. became the Trust's transfer agent. CW Fund Distributors, Inc. (the "Underwriter") served as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust for the period December 1, 1998 through December 6, 1998. Effective December 7, 1998, Unified Management Corporation became the Trust's Underwriter. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                               ----------------

                                      THE
                                   MILESTONE
                                     FUNDS

                               ----------------


                                   Adviser
--------------------------------------------------------------------------------
                     Milestone Capital Management, L.P.
                           One Executive Boulevard
                              Yonkers, NY 10701

                        Underwriter / Transfer Agent
--------------------------------------------------------------------------------
           Unified Management Corp. / Unified Fund Services, Inc.
                        431 North Pennsylvania Street
                      Indianapolis, Indiana 46204-1806
                                800-363-7660

                               Primary Dealer
--------------------------------------------------------------------------------
                          Bear, Stearns & Co. Inc.
                               245 Park Avenue
                             New York, NY 10167

                          Administrator / Custodian
--------------------------------------------------------------------------------
                            The Bank of New York
                            90 Washington Street
                             New York, NY 10286

                                Legal Counsel
--------------------------------------------------------------------------------
                      Kramer, Levin, Naftalis & Frankel
                              919 Third Avenue
                             New York, NY 10022

                            Independent Auditors
--------------------------------------------------------------------------------
                            Deloitte & Touche LLP
                         Two World Financial Center
                           New York, NY 10281-1434

                 This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                             The Milestone Funds
              One Executive Boulevard, Yonkers, New York 10701
                                800-941-MILE